UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09937

THE MUNDER @VANTAGE FUND

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.
Munder @Vantage Fund

Munder @Vantage Fund®

Portfolio of Investments, September 30, 2006 (Unaudited) (a),(b)

Shares		Value(c)

COMMON STOCKS — 77.8%
Consumer Discretionary — 14.7%
Hotels, Restaurants & Leisure — 0.8%
3,600	Ctrip.com International Ltd., ADR	$161,820

Internet & Catalog Retail — 13.6%
5,000	Amazon.com, Inc. †	160,600
4,300	Celebrate Express, Inc. †	54,825
20,000	drugstore.com, inc. †	69,000
11,100	GSI Commerce, Inc. †	164,724
10,235	IAC/InterActiveCorp †	294,359
21,700	Netflix, Inc. †	494,326
8,000	PetMed Express, Inc. †	83,520
21,850	priceline.com Incorporated †	803,861
700	Shutterfly, Inc. †	10,885
16,873	Stamps.com Inc. †	321,599
3,800	Submarino SA	74,277
3,000	VistaPrint Limited †	77,820

		2,609,796

Media — 0.3%
8,500	Digital Music Group, Inc. †	53,380

Total Consumer Discretionary		2,824,996

Financials — 8.6%
Capital Markets — 5.1%
19,000	E*TRADE Financial Corporation †	454,480
28,400	TD AMERITRADE Holding Corporation †	535,340

		989,820

Real Estate Management & Development — 3.5%
135,200	Move, Inc. †	663,832

Total Financials		1,653,652

Industrials — 4.2%
Commercial Services & Supplies — 4.2%
30,302	Intermap Technologies Corp. †	135,549
18,800	Monster Worldwide, Inc. †	680,372

		815,921

Information Technology — 50.3%
Communications Equipment — 0.5%
2,400	QUALCOMM Incorporated	87,240

Computers & Peripherals — 3.2%
8,100	Apple Computer, Inc. †	623,943

Information Technology Services — 0.6%
3,000	CheckFree Corporation †	123,960

Internet Software & Services — 43.3%
10,300	24/7 Real Media, Inc. †	87,962
5,000	Akamai Technologies, Inc. †	249,950
7,300	Aptimus, Inc. †	51,100
19,000	aQuantive, Inc. †	448,780
22,000	Autobytel, Inc. †	64,460
800	Baidu.com, Inc., ADR †	70,032
15,290	Bankrate, Inc. †	406,102
46,200	CNET Networks, Inc. †	442,596
4,000	Digital Insight Corporation †	117,280
9,500	Digital River, Inc. †	485,640
23,500	Digitas, Inc. †	226,070
16,900	eBay, Inc. †	479,284
3,200	Google Inc., Class A †	1,286,080
5,700	j2 Global Communications, Inc. †	154,869
16,700	Knot, Inc. (The) †	369,571
7,600	Liquidity Services, Inc. †	118,484
11,700	LivePerson, Inc. †	62,829
4,500	Marchex, Inc., Class B †	69,030
19,000	NetEase.com, Inc., ADR †	310,840
10,000	NIC Inc. †	51,500
5,500	Rediff.com India Limited, ADR †	80,135
7,000	Sify Limited, ADR †	64,190
25,000	SINA Corporation †	628,750
14,900	Sohu.com, Inc. †	328,098
33,200	Tencent Holdings Ltd. †	76,452
7,500	TheStreet.com, Inc.	79,800
8,225	TOM Online, Inc., ADR †	98,865
2,000	Travelzoo, Inc. †	57,640
12,200	Universo Online SA †	72,382
16,632	ValueClick, Inc. †	308,357
5,000	Website Pros, Inc. †	54,300
36,500	Yahoo! Inc. †	922,720

		8,324,148

Software — 2.7%
2,968	Adobe Systems Incorporated †	111,152
1,750	Blackboard, Inc. †	46,375
7,700	Red Hat, Inc. †	162,316
3,500	salesforce.com, inc. †	125,580
4,600	Shanda Interactive Entertainment Limited, ADR †	69,000

		514,423

Total Information Technology		9,673,714

TOTAL COMMON STOCKS
(Cost $13,880,635)		14,968,283

LIMITED PARTNERSHIPS — 20.0%
Information Technology — 20.0%
Multi-Industry — 16.6%
1,750,000	CenterPoint Ventures III (Q) L.P. †,(e),(f),(g),(h)	833,436
1,750,000	New Enterprise Associates 10, L.P. †,(e),(f),(g),(h)	1,232,915
640,000	Telesoft II QP, L.P. †,(e),(f),(g),(h)	393,560
1,061,159	Trident Capital Fund V, L.P. †,(e),(f),(g),(h)	728,782

		3,188,693

Semiconductors & Semiconductor Equipment — 3.4%
2,500,000	Tech Farm Ventures (Q) L.P. †,(e),(f),(g)	660,295

TOTAL LIMITED PARTNERSHIPS
(Cost $7,027,941)		3,848,988

PREFERRED STOCK — 1.9%
(Cost $999,999)
Information Technology — 1.9%
Computers & Peripherals — 1.9%
444,444 Principal Amount	Alacritech Information, Series C †,(e),(f),(g)	374,933

REPURCHASE AGREEMENT(d) — 0.6%
(Cost $113,000)
$113,000	Agreement with State Street Bank and Trust Company, 4.850% dated 09/29/2006, to be repurchased at $113,046 on 10/02/2006, collateralized by $115,000 FFCB, 4.875% maturing 12/16/2015 (value $115,719)	113,000

TOTAL INVESTMENTS
(Cost $22,021,575)(i)	100.3%	$19,305,204

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2006.

(b)	The Fund primarily invests in equity securities of U.S. and non-U.S. companies considered by Munder Capital Management, the Advisor, to significantly benefit from or derive revenue from the Internet, advances in communications technology, data processing technology and implementations thereof, generally known as Internet technologies. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. As of September 30, 2006, more than 25% of the Fund’s assets were invested in issuers in the Internet software & services industry. When a Fund concentrates its investments in an industry or a group of industries, adverse market conditions within those industries may have a more significant impact on a Fund than they would on a Fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of industries. The Fund may invest up to 40% of its total assets in equity securities of privately owned Internet-related technology companies that plan to conduct an initial public offering (IPO) within a period of several months to several years from the time the Fund makes its investment. These companies are referred to as venture capital companies. Venture capital companies represent highly speculative investments by the

Fund. Of the Fund’s venture capital holdings, the Fund may invest up to 20% of its total assets in securities of private investment funds that invest primarily in venture capital companies.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Security transactions are recorded on a trade date basis.

(d)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(e)	Fair valued security as of September 30, 2006, (see note (c) above). At September 30, 2006, these securities represent $4,223,921, 21.9% of net assets.

(f)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 40% of its net assets in illiquid securities. At September 30, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $4,223,921, 21.9% of net assets.

Security	Acquisition Date	Cost

Alacritech Information, Series C	12/13/2001	$999,999
CenterPoint Ventures III (Q) L.P.	03/07/2001	180,731
	07/20/2001	180,731
	10/15/2001	180,731
	07/16/2002	121,813
	11/04/2002	84,341
	06/09/2003	72,292
	09/04/2003	72,292
	01/30/2004	73,803
	04/07/2004	123,006
	08/13/2004	100,000
	11/29/2004	75,000
	04/18/2005	75,000
	07/15/2005	112,500
	11/21/2005	100,000
	03/15/2006	75,000
	06/30/2006	87,500
New Enterprise Associates 10, L.P.	10/26/2000	143,321
	01/04/2001	71,660
	07/27/2001	35,830
	09/26/2001	71,660
	01/16/2002	75,847
	04/23/2002	75,847
	07/12/2002	75,847
	11/12/2002	75,847
	02/04/2003	76,702
	07/16/2003	77,755
	09/19/2003	80,248
	12/10/2003	80,502
	04/19/2004	80,787
	08/16/2004	81,777
	12/28/2004	87,289
	07/11/2005	48,115
	01/13/2006	49,756
	03/10/2006	49,756
	04/03/2006	49,756
Tech Farm Ventures (Q) L.P.	12/19/2000	250,000
	04/25/2001	250,000
	07/27/2001	250,000
	10/25/2001	250,000
	05/20/2002	250,000
	08/27/2002	250,000
	01/10/2003	250,000
	07/10/2003	250,000
	11/10/2003	250,000
	04/14/2004	250,000
Telesoft II QP, L.P.	03/16/2001	242,928
	12/11/2002	71,653
	12/09/2003	35,827
	06/04/2004	71,653
	12/10/2004	71,653
	06/07/2006	60,000

Trident Capital Fund V, L.P.	10/18/2000	157,784
	06/26/2002	55,687
	11/08/2002	55,687
	01/15/2003	111,374
	10/01/2003	56,341
	12/05/2003	56,341
	02/06/2004	56,341
	06/10/2004	58,998
	11/23/2004	59,805
	01/28/2005	59,805
	08/02/2005	35,883
	10/17/2005	51,404
	07/05/2006	55,735

(h)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At September 30, 2006, the Fund had total commitments to contribute $1,510,574 to various issuers when and if required.

(i)	At September 30, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,386,268, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,102,639 and net depreciation for financial reporting purposes was $2,716,371. At September 30, 2006, aggregate cost for financial reporting purposes was $22,021,575.

ABBREVIATIONS:

ADR — American Depositary Receipt
FFCB — Federal Farm Credit Bank

At September 30, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	66.5%	$12,797,894
China	9.1	1,743,856
Brazil	0.8	146,659
India	0.7	144,325
Canada	0.7	135,549

TOTAL COMMON STOCKS	77.8	14,968,283
LIMITED PARTNERSHIPS	20.0	3,848,988
PREFERRED STOCK	1.9	374,933
REPURCHASE AGREEMENT	0.6	113,000

TOTAL INVESTMENTS	100.3%	$19,305,204

Item 2. Controls and Procedures.
(a)     Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MUNDER @VANTAGE FUND

By:	/s/ John S. Adams
John S. Adams
President

Date:	November 27, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date:	November 27, 2006

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	November 27, 2006

Exhibit Index

Exhibit No.	Exhibit Description

99.1	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto